Quarterly Report
December 31, 2022
State Street Institutional Investment Trust
State Street Diversified Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street Diversified Income Fund	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.1%
ADVERTISING — 0.2%
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	$50,000	$43,325
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
5.04%, 5/1/2027	75,000	74,216
5.71%, 5/1/2040	50,000	47,601
Bombardier, Inc. 7.50%, 3/15/2025 (a)	29,000	28,798
Howmet Aerospace, Inc. 3.00%, 1/15/2029	50,000	42,259
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	50,000	49,410
TransDigm, Inc. 4.63%, 1/15/2029	50,000	43,934
		286,218
AGRICULTURE — 0.7%
Altria Group, Inc. 3.40%, 2/4/2041	50,000	33,179
BAT Capital Corp. 3.73%, 9/25/2040	50,000	33,978
BAT International Finance PLC 1.67%, 3/25/2026	50,000	44,269
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	20,000	19,602
		131,028
AIRLINES — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	50,000	48,083
5.75%, 4/20/2029 (a)	50,000	45,743
Delta Air Lines, Inc. 2.90%, 10/28/2024	50,000	47,445
United Airlines, Inc. 4.38%, 4/15/2026 (a)	50,000	46,569
		187,840
AUTO MANUFACTURERS — 1.5%
Ford Motor Co. 3.25%, 2/12/2032	100,000	75,245
Ford Motor Credit Co. LLC 2.70%, 8/10/2026	100,000	86,840
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	50,000	44,078
2.70%, 6/10/2031	50,000	38,447
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	50,000	49,814
		294,424
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
Goodyear Tire & Rubber Co. 5.00%, 7/15/2029	$50,000	$41,708
BANKS — 3.7%
Bank of America Corp. 5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	100,000	73,721
Barclays PLC 5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b)	100,000	76,641
Citigroup, Inc. 4.40%, 6/10/2025	100,000	98,158
Deutsche Bank AG:
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	50,000	47,807
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	50,000	36,824
First-Citizens Bank & Trust Co. SOFR + 3.83%, 3.93%, 6/19/2024 (b)	50,000	49,532
Freedom Mortgage Corp. 6.63%, 1/15/2027 (a)	50,000	39,059
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	53,252
HSBC Holdings PLC 6.50%, 9/15/2037	50,000	48,140
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	50,000	36,854
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	50,000	36,472
Natwest Group PLC 5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	50,000	36,887
UniCredit SpA 5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	50,000	40,632
Westpac Banking Corp. 5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	50,000	45,839
		719,818
BEVERAGES — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	100,000	94,277
Constellation Brands, Inc. 2.25%, 8/1/2031	50,000	39,687
Keurig Dr Pepper, Inc. 3.95%, 4/15/2029	100,000	92,909
		226,873
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.72%, 2/15/2030	50,000	42,137

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	$50,000	$37,804
		79,941
CHEMICALS — 1.3%
Chemours Co. 4.63%, 11/15/2029 (a)	50,000	41,000
Dow Chemical Co. 3.60%, 11/15/2050	50,000	36,046
DuPont de Nemours, Inc. 5.32%, 11/15/2038	50,000	48,452
LYB International Finance III LLC 3.63%, 4/1/2051	50,000	33,512
Methanex Corp. 5.13%, 10/15/2027	50,000	46,418
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	50,000	44,294
		249,722
COMMERCIAL SERVICES — 1.7%
ADT Security Corp. 4.13%, 8/1/2029 (a)	50,000	42,861
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	50,000	41,323
Block, Inc. 2.75%, 6/1/2026	50,000	44,692
Gartner, Inc. 3.63%, 6/15/2029 (a)	50,000	43,829
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	50,000	39,022
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	50,000	43,448
Service Corp. International 3.38%, 8/15/2030	50,000	41,099
United Rentals North America, Inc. 3.75%, 1/15/2032	50,000	40,843
		337,117
COMPUTERS — 0.7%
Dell International LLC/EMC Corp. 5.30%, 10/1/2029	50,000	48,803
NCR Corp. 5.13%, 4/15/2029 (a)	50,000	41,815
Seagate HDD Cayman 9.63%, 12/1/2032 (a)	39,000	42,765
		133,383
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	50,000	47,659
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$50,000	$46,172
Air Lease Corp. 1.88%, 8/15/2026	50,000	43,524
Capital One Financial Corp. SOFR + 0.86%, 1.88%, 11/2/2027 (b)	50,000	43,723
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	50,000	38,850
Navient Corp. 5.50%, 3/15/2029	50,000	41,005
NFP Corp. 4.88%, 8/15/2028 (a)	50,000	42,570
Nomura Holdings, Inc. 2.61%, 7/14/2031	50,000	38,576
OneMain Finance Corp. 3.50%, 1/15/2027	50,000	41,422
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	50,000	43,043
		378,885
ELECTRIC — 1.6%
Calpine Corp. 5.13%, 3/15/2028 (a)	50,000	44,756
Dominion Energy, Inc. Series C, 2.25%, 8/15/2031	50,000	39,718
Duke Energy Corp. 2.55%, 6/15/2031	50,000	40,804
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	75,000	69,999
NRG Energy, Inc. 3.88%, 2/15/2032 (a)	50,000	37,698
Pacific Gas & Electric Co. 2.50%, 2/1/2031	50,000	38,875
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	50,000	43,140
		314,990
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	50,000	50,684
ELECTRONICS — 0.2%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	50,000	41,374
ENTERTAINMENT — 0.5%
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	50,000	48,646
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	50,000	42,812
		91,458

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	$50,000	$43,499
FOOD — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	50,000	41,927
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	50,000	44,240
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	50,000	43,315
Post Holdings, Inc. 4.50%, 9/15/2031 (a)	50,000	42,233
US Foods, Inc. 6.25%, 4/15/2025 (a)	50,000	49,594
		221,309
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	50,000	46,727
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH Series DM3N, 3.13%, 1/15/2032	50,000	39,048
GAS — 0.2%
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	50,000	38,211
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	50,000	42,014
Medline Borrower L.P. 3.88%, 4/1/2029 (a)	50,000	40,298
		82,312
HEALTH CARE SERVICES — 2.1%
Centene Corp. 2.50%, 3/1/2031	75,000	58,678
CHS/Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	75,000	54,586
DaVita, Inc. 3.75%, 2/15/2031 (a)	50,000	37,291
Encompass Health Corp. 4.63%, 4/1/2031	50,000	42,936
HCA, Inc. 2.38%, 7/15/2031	50,000	38,827
IQVIA, Inc. 5.00%, 5/15/2027 (a)	50,000	47,710
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	50,000	47,039
Tenet Healthcare Corp.:
4.38%, 1/15/2030 (a)	50,000	43,319
6.25%, 2/1/2027 (a)	50,000	48,025
		418,411
Security Description	Principal Amount	Value
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026	$50,000	$47,311
INSURANCE — 0.4%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	50,000	41,508
HUB International, Ltd. 5.63%, 12/1/2029 (a)	50,000	43,848
		85,356
INTERNET — 0.3%
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	50,000	50,035
INVESTMENT COMPANY SECURITY — 0.5%
Blackstone Secured Lending Fund 2.85%, 9/30/2028	50,000	39,027
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 4.75%, 9/15/2024	50,000	48,342
		87,369
IRON/STEEL — 0.5%
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	50,000	50,203
Vale Overseas, Ltd. 3.75%, 7/8/2030	50,000	43,792
		93,995
LEISURE TIME — 0.9%
Carnival Corp. 5.75%, 3/1/2027 (a)	75,000	53,512
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	50,000	42,820
Royal Caribbean Cruises, Ltd. 4.25%, 7/1/2026 (a)	50,000	40,485
Viking Cruises, Ltd. 6.25%, 5/15/2025 (a)	50,000	45,285
		182,102
LODGING — 1.3%
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032 (a)	50,000	40,021
Melco Resorts Finance, Ltd. Series REGS, 4.88%, 6/6/2025	50,000	45,970
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	50,000	48,330
MGM Resorts International 4.75%, 10/15/2028	50,000	43,653
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	50,000	40,754
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	50,000	40,314
		259,042

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	$100,000	$73,948
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	50,000	32,305
3.85%, 4/1/2061	50,000	28,889
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	50,000	32,618
5.75%, 1/15/2030 (a)	50,000	28,271
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	50,000	44,838
DISH DBS Corp.:
5.75%, 12/1/2028 (a)	50,000	39,938
5.88%, 11/15/2024	50,000	46,635
Gray Television, Inc. 4.75%, 10/15/2030 (a)	50,000	36,178
iHeartCommunications, Inc. 4.75%, 1/15/2028 (a)	50,000	40,666
Paramount Global 4.95%, 1/15/2031	50,000	44,595
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	50,000	44,394
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	50,000	47,633
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	50,000	40,171
Ziggo B.V. 4.88%, 1/15/2030 (a)	50,000	41,807
		622,886
METAL FABRICATE & HARDWARE — 0.3%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	62,000	60,071
MINING — 1.1%
Corp. Nacional del Cobre de Chile 3.70%, 1/30/2050 (a)	100,000	74,914
FMG Resources August 2006 Pty, Ltd. 4.38%, 4/1/2031 (a)	50,000	42,271
Novelis Corp. 3.88%, 8/15/2031 (a)	50,000	40,914
Southern Copper Corp. 5.88%, 4/23/2045	50,000	51,245
		209,344
OIL & GAS — 2.5%
KazMunayGas National Co. JSC Series REGS, 3.50%, 4/14/2033	200,000	148,998
Murphy Oil Corp. 6.13%, 12/1/2042	50,000	39,179
Security Description	Principal Amount	Value
Parkland Corp. 4.50%, 10/1/2029 (a)	$50,000	$41,873
Petroleos Mexicanos:
6.50%, 3/13/2027	100,000	91,273
6.75%, 9/21/2047	50,000	32,002
Range Resources Corp. 4.88%, 5/15/2025	50,000	47,658
Southwestern Energy Co. 5.38%, 3/15/2030	50,000	45,471
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	50,000	43,733
		490,187
PACKAGING & CONTAINERS — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	50,000	37,706
Ball Corp. 2.88%, 8/15/2030	50,000	39,906
Graphic Packaging International LLC 3.75%, 2/1/2030 (a)	50,000	42,713
LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	47,461
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	50,000	48,648
OI European Group B.V. 4.75%, 2/15/2030 (a)	50,000	44,176
		260,610
PHARMACEUTICALS — 2.6%
AbbVie, Inc. 4.55%, 3/15/2035	100,000	93,483
Bausch Health Cos., Inc. 7.00%, 1/15/2028 (a)	100,000	48,740
CVS Health Corp. 4.78%, 3/25/2038	75,000	68,720
EMBECTA Corp. 6.75%, 2/15/2030 (a)	100,000	90,236
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (a) (c)	50,000	39,916
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	50,000	44,271
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	50,000	42,708
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	50,000	40,806
Viatris, Inc. 2.70%, 6/22/2030	50,000	39,197
		508,077

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 4.6%
Buckeye Partners L.P. 4.50%, 3/1/2028 (a)	$50,000	$43,931
Cheniere Energy Partners L.P. 3.25%, 1/31/2032	50,000	39,826
DCP Midstream Operating L.P. 5.38%, 7/15/2025	50,000	49,529
Enbridge, Inc. 2.50%, 8/1/2033	50,000	38,518
Energy Transfer L.P.:
4.25%, 3/15/2023	50,000	49,885
5.00%, 5/15/2050	50,000	40,366
Enterprise Products Operating LLC 3.20%, 2/15/2052	50,000	32,996
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	50,000	41,201
Genesis Energy L.P./Genesis Energy Finance Corp. 6.25%, 5/15/2026	50,000	45,846
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	50,000	42,877
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	44,118
3.60%, 2/15/2051	50,000	34,565
MPLX L.P. 1.75%, 3/1/2026	50,000	44,634
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	50,000	47,402
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	50,000	44,535
ONEOK, Inc. 5.20%, 7/15/2048	50,000	41,896
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 6.00%, 12/31/2030 (a)	50,000	43,488
TransCanada PipeLines, Ltd. 2.50%, 10/12/2031	50,000	39,731
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	50,000	43,776
Western Midstream Operating L.P. 3.35%, 2/1/2025	50,000	47,311
Williams Cos., Inc. 2.60%, 3/15/2031	50,000	40,570
		897,001
REAL ESTATE — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	50,000	37,736
REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Tower Corp. 3.38%, 10/15/2026	50,000	46,790
Security Description	Principal Amount	Value
Boston Properties L.P. 2.45%, 10/1/2033	$50,000	$36,159
Crown Castle, Inc. 2.10%, 4/1/2031	50,000	39,352
Diversified Healthcare Trust 4.38%, 3/1/2031	50,000	31,863
Equinix, Inc. 2.15%, 7/15/2030	50,000	39,867
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	50,000	41,184
Kimco Realty Corp. 3.70%, 10/1/2049	50,000	34,224
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	50,000	36,165
Service Properties Trust 4.35%, 10/1/2024	50,000	45,558
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	50,000	48,527
		399,689
RETAIL — 1.8%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (a)	50,000	40,603
Carvana Co. 4.88%, 9/1/2029 (a)	50,000	19,000
Lowe's Cos., Inc. 1.70%, 10/15/2030	50,000	39,057
McDonald's Corp. Series MTN, 4.88%, 12/9/2045	50,000	46,350
Nordstrom, Inc. 2.30%, 4/8/2024	50,000	46,842
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	50,000	45,309
QVC, Inc. 4.38%, 9/1/2028	50,000	29,597
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	43,041
Yum! Brands, Inc. 3.63%, 3/15/2031	50,000	41,900
		351,699
SEMICONDUCTORS — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	50,000	47,335
Broadcom, Inc. 3.19%, 11/15/2036 (a)	50,000	36,087
		83,422
SOFTWARE — 1.4%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	50,000	43,375
Fiserv, Inc. 3.50%, 7/1/2029	50,000	45,056

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Open Text Corp. 3.88%, 2/15/2028 (a)	$50,000	$42,912
Oracle Corp.:
3.80%, 11/15/2037	50,000	39,444
3.85%, 4/1/2060	50,000	33,452
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	40,000	38,521
VMware, Inc. 2.20%, 8/15/2031	50,000	37,909
		280,669
TELECOMMUNICATIONS — 3.7%
Altice France SA 5.50%, 1/15/2028 (a)	50,000	39,256
AT&T, Inc.:
2.55%, 12/1/2033	100,000	76,900
3.55%, 9/15/2055	100,000	67,542
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	50,000	45,503
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (a)	50,000	43,601
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	50,000	39,389
Sprint LLC 7.88%, 9/15/2023	75,000	76,120
Telecom Italia SpA 5.30%, 5/30/2024 (a)	50,000	47,420
T-Mobile USA, Inc.:
2.25%, 2/15/2026	50,000	45,536
2.55%, 2/15/2031	100,000	81,493
VEON Holdings B.V. 3.38%, 11/25/2027 (a)	50,000	34,784
Verizon Communications, Inc.:
2.65%, 11/20/2040	100,000	67,502
3.00%, 11/20/2060	50,000	29,954
Vodafone Group PLC 5 Year CMT + 2.77%, 4.13%, 6/4/2081 (b)	50,000	37,385
		732,385
TRANSPORTATION — 0.2%
FedEx Corp. 3.25%, 5/15/2041	50,000	35,872
TRUCKING & LEASING — 0.2%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	50,000	42,617
WATER — 0.2%
American Water Capital Corp. 3.25%, 6/1/2051	50,000	35,817
TOTAL CORPORATE BONDS & NOTES (Cost $12,651,024)		10,399,256
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.5%
AUTOMOBILE — 1.8%
Carmax Auto Owner Trust Series 2019-3, Class B, 2.50%, 4/15/2025	$200,000	$195,707
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C, 1.02%, 9/15/2026 (a)	160,000	151,348
		347,055
CREDIT CARD — 0.7%
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6, 1 Month USD LIBOR + 0.77%, 5.06%, 5/14/2029 (b)	150,000	147,391
TOTAL ASSET-BACKED SECURITIES (Cost $514,838)		494,446
FOREIGN GOVERNMENT OBLIGATIONS — 17.7%
ANGOLA — 0.4%
Angolan Government International Bond Series 144A, 8.00%, 11/26/2029 (a)	100,000	87,981
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.50%, 7/9/2035 (d)	200,000	50,942
BAHRAIN — 0.9%
Bahrain Government International Bond Series 144A, 5.63%, 5/18/2034 (a)	200,000	172,692
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	50,000	40,287
BRAZIL — 1.0%
Brazilian Government International Bond:
3.75%, 09/12/2031	200,000	168,204
4.75%, 01/14/2050	50,000	34,903
		203,107
COLOMBIA — 0.7%
Colombia Government International Bond 3.25%, 4/22/2032	200,000	145,398

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COSTA RICA — 0.5%
Costa Rica Government International Bond Series REGS, 6.13%, 2/19/2031	$100,000	$97,228
DOMINICAN REPUBLIC — 0.6%
Dominican Republic International Bond Series REGS, 5.30%, 1/21/2041	150,000	115,914
ECUADOR — 0.4%
Ecuador Government International Bond Series REGS, 2.50%, 7/31/2035 (d)	150,000	68,961
EGYPT — 0.7%
Egypt Government International Bond Series 144A, 5.88%, 2/16/2031 (a)	200,000	139,036
GHANA — 0.3%
Ghana Government International Bond Series REGS, Zero Coupon, 4/7/2025	200,000	65,000
GUATEMALA — 0.2%
Guatemala Government Bond Series 144A, 3.70%, 10/7/2033 (a)	50,000	41,235
HUNGARY — 1.3%
Hungary Government International Bond:
7.63%, 03/29/2041	50,000	54,495
Series 144A, 5.25%, 06/16/2029 (a)	200,000	191,474
		245,969
INDIA — 0.4%
Export-Import Bank of India Series REGS, 2.25%, 1/13/2031	100,000	79,027
JAMAICA — 0.3%
Jamaica Government International Bond 6.75%, 4/28/2028	50,000	53,119
JORDAN — 0.5%
Jordan Government International Bond Series 144A, 5.85%, 7/7/2030 (a)	100,000	89,451
Security Description	Principal Amount	Value
KENYA — 0.4%
Republic of Kenya Government International Bond Series 144A, 6.30%, 1/23/2034 (a)	$100,000	$77,058
LEBANON — 0.0% (e)
Lebanon Government International Bond Series EMTN, 6.10%, 10/4/2022 (c)	100,000	5,728
MEXICO — 0.6%
Mexico Government International Bond:
3.50%, 02/12/2034	50,000	40,092
5.00%, 04/27/2051	100,000	81,367
		121,459
MONGOLIA — 0.2%
Mongolia Government International Bond Series REGS, 3.50%, 7/7/2027	50,000	39,987
MOROCCO — 0.4%
Morocco Government International Bond Series 144A, 3.00%, 12/15/2032 (a)	100,000	79,484
NIGERIA — 0.8%
Nigeria Government International Bond Series REGS, 6.13%, 9/28/2028	200,000	154,272
OMAN — 1.0%
Oman Government International Bond Series REGS, 4.75%, 6/15/2026	200,000	193,038
PAKISTAN — 0.2%
Pakistan Government International Bond Series 144A, 6.00%, 4/8/2026 (a)	100,000	39,631
PANAMA — 0.7%
Panama Government International Bond:
3.87%, 07/23/2060	50,000	32,353
6.70%, 01/26/2036	100,000	104,678
		137,031
PARAGUAY — 0.4%
Paraguay Government International Bond Series 144A, 5.40%, 3/30/2050 (a)	100,000	86,500

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ROMANIA — 1.1%
Romanian Government International Bond:
3.00%, 02/27/2027 (a)	$200,000	$177,108
Series REGS, 4.00%, 02/14/2051	50,000	33,089
		210,197
SOUTH AFRICA — 0.8%
Republic of South Africa Government International Bond 5.75%, 9/30/2049	200,000	146,834
SRI LANKA — 0.3%
Sri Lanka Government International Bond Series REGS, 7.55%, 3/28/2030	200,000	60,012
TRINIDAD AND TOBAGO — 0.3%
Trinidad & Tobago Government International Bond Series REGS, 4.50%, 8/4/2026	50,000	49,282
TURKEY — 1.3%
Turkey Government International Bond:
4.25%, 03/13/2025	200,000	186,462
4.88%, 04/16/2043	50,000	32,584
5.13%, 02/17/2028	50,000	43,250
		262,296
UKRAINE — 0.1%
Ukraine Government International Bond Series REGS, 7.75%, 9/1/2025	100,000	21,975
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bond 3.90%, 10/19/2031 (a)	100,000	81,989
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,354,497)		3,462,120
U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal National Mortgage Association:
TBA, 2.00%, 1/15/2038 (f)	300,000	266,899
TBA, 2.00%, 1/15/2053 (f)	675,000	549,288
TBA, 2.50%, 1/15/2038 (f)	250,000	228,874
TBA, 2.50%, 1/15/2053 (f)	525,000	444,047
TBA, 3.00%, 1/15/2053 (f)	350,000	306,896
TBA, 3.50%, 1/15/2053 (f)	200,000	181,550
TBA, 4.00%, 1/15/2053 (f)	200,000	187,475
Security Description	Principal Amount	Value
TBA, 4.50%, 1/15/2053 (f)	$100,000	$96,255
Government National Mortgage Association:
TBA, 2.00%, 1/23/2053 (f)	100,000	83,572
TBA, 2.50%, 1/23/2053 (f)	100,000	86,375
TBA, 3.00%, 1/23/2053 (f)	125,000	111,076
TBA, 3.50%, 1/23/2053 (f)	90,000	82,532
TBA, 4.00%, 1/23/2053 (f)	150,000	141,788
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,813,155)		2,766,627
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.0%
BANK Series 2021-BN33, Class A5, 2.56%, 5/15/2064	75,000	61,928
Benchmark Mortgage Trust Series 2021-B31, Class A5, 2.67%, 12/15/2054	100,000	82,303
GS Mortgage Securities Trust Series 2018-GS9, Class AS, 4.14%, 3/10/2051 (b)	99,000	90,789
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class AS, 4.05%, 7/15/2045 (b)	60,000	59,298
Morgan Stanley Capital I Trust Series 2016-UB12, Class A3, 3.34%, 12/15/2049	98,350	91,462
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $455,758)		385,780
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 9.7%
DOMESTIC EQUITY — 1.8%
SPDR ICE Preferred Securities ETF (g)	10,850	356,097
DOMESTIC FIXED INCOME — 5.9%
SPDR Blackstone Senior Loan ETF (g)	14,000	572,600
SPDR Bloomberg Convertible Securities ETF (g)	8,850	569,409
		1,142,009
INTERNATIONAL FIXED INCOME — 2.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (g)	19,100	392,696
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,287,690)		1,890,802

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 12.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (h) (i) (Cost $2,356,454)	2,356,454	$2,356,454
TOTAL INVESTMENTS — 111.1% (Cost $25,433,416)		21,755,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(2,179,946)
NET ASSETS — 100.0%		$19,575,539
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Yr. U.S. Treasury Futures (short)	(13)	03/22/2023	$(1,540,601)	$(1,537,656)	$2,945
U.S. Treasury Long Bond Futures (long)	1	03/22/2023	125,430	125,344	(86)
Ultra U.S. Treasury Bond Futures (long)	5	03/22/2023	670,781	671,562	781
5 Yr. U.S. Treasury Note Futures (long)	15	03/31/2023	1,619,148	1,618,945	(203)
					$3,437

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Centrally-Cleared Credit Default Swap Contracts

Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange, Inc.	2,500	1.00%/ Quarterly	12/20/27	$(146,134)	$(195,600)	$49,466
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange, Inc.	1,000	1.00%/ Quarterly	12/20/27	7,972	3,744	4,228
							$53,694

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,399,256	$—	$10,399,256
Asset-Backed Securities	—	494,446	—	494,446
Foreign Government Obligations	—	3,462,120	—	3,462,120
U.S. Government Agency Obligations	—	2,766,627	—	2,766,627
Commercial Mortgage Backed Securities	—	385,780	—	385,780
Mutual Funds and Exchange Traded Products	1,890,802	—	—	1,890,802
Short-Term Investment	2,356,454	—	—	2,356,454
TOTAL INVESTMENTS	$4,247,256	$17,508,229	$—	$21,755,485
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps(a)	—	53,694	—	53,694
Futures Contracts(b)	$3,726	$—	$—	$3,726
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,726	$53,694	$—	$57,420
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,250,982	$17,561,923	$—	$21,812,905
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(289)	—	—	(289)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(289)	$—	$—	$(289)
(a)	Credit Default Swaps are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

STATE STREET DIVERSIFIED INCOME FUND
Schedule of Investments
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	14,000	$572,180	$—	$—	$—	$420	14,000	$572,600	$13,160
SPDR Bloomberg Convertible Securities ETF	8,850	560,205	—	—	—	9,204	8,850	569,409	5,994
SPDR Bloomberg Emerging Markets Local Bond ETF	19,100	362,327	—	—	—	30,369	19,100	392,696	6,846
SPDR ICE Preferred Securities ETF	10,850	378,231	—	—	—	(22,134)	10,850	356,097	7,704
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,225,579	2,225,579	1,491,438	1,360,563	—	—	2,356,454	2,356,454	21,086
Total		$4,098,522	$1,491,438	$1,360,563	$—	$17,859		$4,247,256	$54,790

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of September 30, 2022 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Funds is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the Fund entered into treasury futures contracts in order to actively manage duration.
Credit Default Swaps
During the year ended December 31, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022, are disclosed in the Schedule of Investments.
Subsequent Events
The Trust’s Board of Trustees has approved a Plan of Liquidation and Termination of Series with respect to the Fund, pursuant to which the Fund is expected to be liquidated and terminated on or about February 24, 2023.
Accordingly, the Fund has discontinued the offering of its shares, and the Fund is no longer available for purchase.